Shareholders' Equity (Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 4,086	$ 3,994
2018 Equity Incentive Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	3,473	3,424
2018 Equity Incentive Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	613	570
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10,068	9,595
2018 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	6,096	5,530
2018 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	2,165	2,447
2018 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	1,807	1,618
2012 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	301	1,858	$ 2,628
2012 Phantom Bonus Retention Plan | Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	0	426	985
2012 Phantom Bonus Retention Plan | General and administration expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	301	1,160	1,225
2012 Phantom Bonus Retention Plan | Marketing and selling
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 0	$ 272	$ 418